WRL FREEDOM CONQUEROR

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement Dated September 14, 2012

to the

Prospectus dated May 1, 2012

Effective on or about September 17, 2012, the following subaccounts were restructured and renamed:

Current Name:	New Name:
TA Hanlon Balanced – Service Class	TA PIMCO Tactical – Balanced – Service Class
TA Hanlon Growth – Service Class	TA PIMCO Tactical – Growth – Service Class
TA Hanlon Growth and Income – Service Class	TA PIMCO Tactical – Conservative – Service Class

Accordingly, the following hereby amends the Appendix – Portfolios Associated with the Subaccounts:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TA PIMCO Tactical - Balanced – Service Class	Transamerica PIMCO Tactical - Balanced VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income
TA PIMCO Tactical - Growth – Service Class	Transamerica PIMCO Tactical - Growth VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income
TA PIMCO Tactical - Conservative – Service Class	Transamerica PIMCO Tactical - Conservative VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Conqueror dated May 1, 2012